Prepayments and Other Short-term Assets - Summary of Prepayments and Other Short-term Assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepayments and accrued income including contract assets [abstract]
Net, Advanced payments	$ 1,238,613	$ 779,219	$ 1,503,365
Advanced payments	1,445,335	1,211,891	1,503,365
Allowance for bad debts	(206,722)	(432,672)	0
Prepaid expenses	437,984	390,176	17,552
Value added tax receivables	4,796	0
Total	$ 1,681,393	$ 1,169,395	$ 1,520,917